Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 715	$ 48	$ 417,217		$ (361,101)	$ 56,879
Balance, shares at Dec. 31, 2021			47,994,672
Common stock issuance, net of costs				80			80
Common stock issuance, net of costs, shares			88,749
Equity-based compensation				954			954
Net comprehensive loss						(19,445)	(19,445)
Series B preferred shares converted to common shares		(19)		19
Series B preferred shares converted to common shares, shares			228
Cashless warrant conversion
Cashless warrant conversion, shares			638
Balance at Dec. 31, 2022	$ 696	696	$ 48	418,270		(380,546)	38,468
Balance, shares at Dec. 31, 2022			48,084,287
Common stock issuance, net of costs				100			100
Common stock issuance, net of costs, shares			322,583
Net comprehensive loss						(3,661)	(3,661)
Equity-based compensation				82			82
Series B preferred shares converted to common shares	(4)			4
Series B preferred shares converted to common shares, shares			456
Balance at Mar. 31, 2023	692		$ 48	418,456		(384,207)	34,989
Balance, shares at Mar. 31, 2023			48,407,326
Balance at Dec. 31, 2022	696	696	$ 48	418,270		(380,546)	38,468
Balance, shares at Dec. 31, 2022			48,084,287
Balance at Sep. 30, 2023	690		$ 48	418,796		(396,932)	22,602
Balance, shares at Sep. 30, 2023			48,797,450
Balance at Dec. 31, 2022	696	696	$ 48	418,270		(380,546)	38,468
Balance, shares at Dec. 31, 2022			48,084,287
Common stock issuance, net of costs			$ 1	484			485
Common stock issuance, net of costs, shares			1,017,399
Equity-based compensation				243			243
Net comprehensive loss						(28,962)	(28,962)
Series B preferred shares converted to common shares		(7)		7
Series B preferred shares converted to common shares, shares			798
Balance at Dec. 31, 2023	689	689	$ 49	419,004		(409,508)	10,234
Balance, shares at Dec. 31, 2023			49,102,484
Balance at Mar. 31, 2023	692		$ 48	418,456		(384,207)	34,989
Balance, shares at Mar. 31, 2023			48,407,326
Common stock issuance, net of costs				5			5
Common stock issuance, net of costs, shares			11,937
Net comprehensive loss						(4,909)	(4,909)
Equity-based compensation				50			50
Series B preferred shares converted to common shares	(2)			2
Series B preferred shares converted to common shares, shares			228
Balance at Jun. 30, 2023	690		$ 48	418,513		(389,116)	30,135
Balance, shares at Jun. 30, 2023			48,419,491
Common stock issuance, net of costs				233			233
Common stock issuance, net of costs, shares			377,959
Net comprehensive loss						(7,816)	(7,816)
Equity-based compensation				50			50
Series B preferred shares converted to common shares
Balance at Sep. 30, 2023	690		$ 48	418,796		(396,932)	22,602
Balance, shares at Sep. 30, 2023			48,797,450
Balance at Dec. 31, 2023	689	689	$ 49	419,004		(409,508)	10,234
Balance, shares at Dec. 31, 2023			49,102,484
Common stock issuance, net of costs			$ 1	328			329
Common stock issuance, net of costs, shares			807,577
Cashless exercise of warrants
Cashless Exercise of Warrants, shares			3,272
Equity-based compensation				80			80
Committed shares
Committed Shares, shares			338,600
Net comprehensive loss						(5,817)	(5,817)
Balance at Mar. 31, 2024	689		$ 50	419,412		(415,325)	4,826
Balance, shares at Mar. 31, 2024			50,251,933
Balance at Dec. 31, 2023	689	$ 689	$ 49	419,004		(409,508)	10,234
Balance, shares at Dec. 31, 2023			49,102,484
Balance at Sep. 30, 2024			$ 59	423,714		(420,861)	2,912
Balance, shares at Sep. 30, 2024			58,668,647
Balance at Mar. 31, 2024	689		$ 50	419,412		(415,325)	4,826
Balance, shares at Mar. 31, 2024			50,251,933
Common stock issuance, net of costs			$ 7	525			532
Common stock issuance, net of costs, shares			6,884,747
Equity-based compensation				80			80
Net comprehensive loss						(1,836)	(1,836)
Issuance of warrants				2,500			2,500
Series B preferred shares expired	(689)			689
Balance at Jun. 30, 2024			$ 57	423,206		(417,161)	6,102
Balance, shares at Jun. 30, 2024			57,136,680
Common stock issuance, net of costs			$ 1	179			180
Common stock issuance, net of costs, shares			653,430
Net comprehensive loss						(3,700)	(3,700)
Issuance of warrants
Series B preferred shares expired
Equity-based compensation			$ 1	329			330
Equity-based compensation, shares			878,537
Balance at Sep. 30, 2024			$ 59	$ 423,714		$ (420,861)	$ 2,912
Balance, shares at Sep. 30, 2024			58,668,647